Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,260.1	$ 3,323.2
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,686.1
A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	64.6
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	509.1
Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,192.1
Ceded future policyholder benefits and expense | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,635.4
Ceded future policyholder benefits and expense | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	62.6
Ceded future policyholder benefits and expense | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	493.7
Ceded future policyholder benefits and expense | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.4
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	18.3
Ceded unearned premiums | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	17.8
Ceded unearned premiums | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.4
Ceded unearned premiums | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.1
Ceded unearned premiums | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,044.7
Ceded claims and benefits payable | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,028.1
Ceded claims and benefits payable | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1.6
Ceded claims and benefits payable | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	15.0
Ceded claims and benefits payable | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	5.0
Ceded paid losses | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	4.8
Ceded paid losses | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded paid losses | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ (0.1)